CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Millions, except Share data in Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Net operating revenues:
Net operating revenues before provision for doubtful accounts	$ 2,491	$ 2,429
Less: Provision for doubtful accounts	189	179
Net operating revenues	2,302	2,250
Operating expenses:
Salaries, wages and benefits	1,062	1,017
Supplies	399	396
Other operating expenses, net	531	491
Electronic health record incentives	0	(25)
Depreciation and amortization	100	98
Impairment of long-lived assets and goodwill, and restructuring charges, net	3	8
Litigation and investigation costs	2	11
Operating income	205	254
Interest expense	(98)	(118)
Investment earnings	1	1
Income from continuing operations, before income taxes	108	137
Income tax expense	(42)	(50)
Income from continuing operations, before discontinued operations	66	87
Discontinued operations:
Income (loss) from operations	2	(10)
Income tax benefit (expense)	(1)	5
Income (loss) from discontinued operations	1	(5)
Net income	67	82
Less: Preferred stock dividends	6	6
Less: Net income attributable to noncontrolling interests	3	3
Net income attributable to Tenet Healthcare Corporation common shareholders	58	73
Amounts attributable to Tenet Healthcare Corporation common shareholders
Income from continuing operations, net of tax	57	80
Income (loss) from discontinued operations, net of tax	1	(7)
Net income attributable to Tenet Healthcare Corporation common shareholders	$ 58	$ 73
Basic
Continuing operations (in dollars per share)	$ 0.14	$ 0.16
Discontinued operations (in dollars per share)	$ 0.00	$ (0.01)
Total earnings (loss) per share, Basic (in dollars per share)	$ 0.14	$ 0.15
Diluted
Continuing operations (in dollars per share)	$ 0.13	$ 0.15
Discontinued operations (in dollars per share)	$ 0.00	$ (0.01)
Total earnings (loss) per share, Diluted (in dollars per share)	$ 0.13	$ 0.14
Weighted average shares and dilutive securities outstanding (in thousands):
Basic (in shares)	411,373	486,902
Diluted (in shares)	484,873	565,181